Property and Equipment (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Property and Equipment
Schedule of Property and Equipment useful life
	September 30,	December 31,
	2020	2019
Lab Equipment	$861,914	$728,620
Manufacturing Equipment	25,000	25,000
Automobiles	19,527	19,527
Furniture and Fixtures	36,165	31,201

Subtotal	942,606	804,348
Less: Accumulated Depreciation	(643,040)	(606,238)

Total	$299,566	$198,110

	December 31, 2019	December 31, 2018

Lab Equipment	$728,620	$725,348
Manufacturing Equipment	25,000	-
Automobiles	19,527	-
Furniture and Fixtures	31,201	20,192

Subtotal	804,348	745,540
Less: Accumulated Depreciation	(606,238)	(564,795)

Total	$198,110	$180,745